Intangible assets, net (Table) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2023
Amortizable intangible assets
	December 31,
	2023	2022
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	4,150	3,950
Others	165	165

	4,315	4,115

Less: Accumulated amortization	(2,552)	(2,307)

Net carrying amount	1,763	1,808
	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Amortization expense	246	257	255

Estimated future intangible assets amortization expense
Future amortization expense
RMB’000

2024	246
2025	246
2026	246
2027	246
2028	246
Thereafter	533

Total	1,763